Award Timing Disclosure	12 Months Ended
Apr. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Our Compensation Committee meets periodically, including to approve equity award grants to our executives from time to time. In addition to grants made as part of our routine equity grant process, the timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment or promotion effective date.

The release of material nonpublic information is not timed to affect the value of our equity awards, and the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards.

During fiscal year 2026, there were no stock options granted to any Named Executive Officer within four business days preceding, or within one business day after, the filing of any report on Forms 10-K, 10-Q or 8-K that disclosed material non-public information.

Award Timing Method [Text Block]	In addition to grants made as part of our routine equity grant process, the timing of any equity grants to executive officers in connection with new hires, promotions or other non-routine grants is generally tied to the event giving rise to the award, such as an executive officer’s commencement of employment or promotion effective date.